Equity in Net (Losses) Earnings of Affiliates - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2012
Investments in and Advances to Affiliates [Line Items]
Gain on loss of control	$ 0	$ (12,184)	$ 854,000
Golar Partners
Investments in and Advances to Affiliates [Line Items]
Non-cash loss on deemed disposal	17,000
Amortization of basis difference	$ 16,200	$ 25,600